OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Maturity term	90 days
Time deposit	$ 14,040	$ 13,669,142
Rights in Forward Contracts - Forwards (see details in Note 20)	669,527	469,019
Other current financial assets	683,567	14,138,161
Vatorantim, 03-15-2018
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 12,729
Annual rate	8.82%
Time deposit	$ 14,040
Unidad de fomento
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets		13,647,997
Unidad de fomento | Banco Santander-Chile 08-09-2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 7,000,000
Annual rate	1.04%
Time deposit		7,082,167
Unidad de fomento | BCI, 09-25-2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 1,500,000
Annual rate	1.36%
Time deposit		1,516,454
Unidad de fomento | Banco Santander-Chile, 09-25-2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 5,000,000
Annual rate	0.94%
Time deposit		5,049,376
Brazilian Real
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	$ 14,040	366,595
Brazilian Real | Vatorantim, 06-13-2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 20,013
Annual rate	8.82%
Time deposit		$ 21,145